Improvements to concession assets - net - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to concession assets	$ 13,692,281	$ 11,505,274	$ 11,079,211
Construction in-progress	6,568,212	5,352,578	2,684,629
Total amounts	$ 20,260,493	$ 16,857,852	$ 13,763,840